CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company statements of operations and comprehensive loss (Details)	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022 CNY (¥)
Parent Company Statements Of Operations And Comprehensive Loss
Revenue	¥ 68,854,280	$ 9,474,664	¥ 67,114,378	¥ 83,777,571
Cost of revenue	47,976,836	6,601,832	48,247,395	64,352,834
Gross profit	20,877,444	2,872,832	18,866,983	19,424,737
General and administrative expenses	63,765,583	8,774,436	76,784,396	83,281,958
Provision for credit losses	4,086,505	562,322	(9,038,985)	(658,823)
Loss from operations	(71,637,911)	(9,857,704)	(69,332,735)	(82,313,417)
Fair value changes of warrants liability	(933,995)	(128,522)	6,116,000	174,485,575
Other income	59,049	8,126	82,970	15,855
Net income (loss)	(51,435,840)	(7,077,806)	(61,476,392)	94,289,395
Foreign currency translation adjustment	2,009,476	276,513	23,819,712	9,332,625
Comprehensive income (loss) attributable to Recon Technology, Ltd	(47,861,783)	(6,585,999)	(35,347,589)	104,919,420
RECON TECHNOLOGY LTD
Parent Company Statements Of Operations And Comprehensive Loss
General and administrative expenses	44,012,602	6,056,336	54,494,219	62,918,622
Provision for credit losses			(4,141,588)	1,923,382
Loss from operations	(44,012,602)	(6,056,336)	(50,352,631)	(64,842,004)
Fair value changes of warrants liability	(933,995)	(128,522)	6,116,000	174,485,575
Other income	17,386,784	2,392,501	10,108,783	4,105,116
Equity in loss of subsidiaries, VIEs and VIEs' subsidiaries	(22,312,339)	(3,070,280)	(25,039,453)	(18,161,892)
Net income (loss)	(49,872,152)	(6,862,637)	(59,167,301)	95,586,795
Foreign currency translation adjustment	2,009,476	276,513	23,819,712	9,332,625
Comprehensive income (loss) attributable to Recon Technology, Ltd	¥ (47,862,676)	$ (6,586,124)	¥ (35,347,589)	¥ 104,919,420